Net Income per Share - Basic and diluted net income per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Vote class ¥ / shares shares	Dec. 31, 2019 USD ($) Vote class $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net income attributable to Class A and Class B ordinary shareholders-basic	¥ 829,151	$ 119,098	¥ 811,297	¥ 762,923
Plus: interest expense for convertible notes	679	98	7,707	20,042
Net income attributable to Class A and Class B ordinary shareholders-diluted	¥ 829,830	$ 119,196	¥ 819,004	¥ 782,965
Weighted average number of Class A and Class B ordinary shares outstanding-basic	30,580,181	30,580,181	29,288,401	28,275,637
Plus: shares outstanding for convertible notes	62,723	62,723	1,048,128	1,695,341
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	30,924,095	30,924,095	30,710,540	30,233,823
Basic net income per share | (per share)	¥ 27.12	$ 3.90	¥ 27.70	¥ 26.98
Diluted net income per share | (per share)	¥ 26.84	$ 3.86	¥ 26.67	¥ 25.90
Common stock
Number of classes of common stock | class	2	2
Stock Options
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	244,806	244,806	347,703	189,508
Restricted Stock
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	36,385	36,385	26,308	73,337
Class A
Common stock
Number of votes per share | Vote	1	1
Class B
Common stock
Number of votes per share | Vote	4	4